Emerging Markets Core Fund
Portfolio of Investments
July 31, 2025 (unaudited)
Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—76.6%
		Banking—1.4%
$ 1,250,000		Banco De Bogota S.A., Sub., REGS, 6.250%, 5/12/2026	$ 1,257,701
500,000		Banco Do Brasil S.A., Sr. Unsecd. Note, 144A, 6.000%, 3/18/2031	507,729
750,000		Corp Financiera de Desarrollo S.A., Sr. Unsecd. Note, 144A, 5.950%, 4/30/2029	770,130
1,000,000	[1]	Industrial and Commercial Bank of China Ltd., Jr. Sub. Note, 3.200%, 9/24/2026	982,125
1,500,000		OTP Bank Nyrt, Sub., Series EMTN, 8.750%, 5/15/2033	1,611,386
1,000,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 9.000%, 10/12/2028	1,073,502
3,600,000		Turkiye Varlik Fonu Yonetimi AS, Sr. Unsecd. Note, 8.250%, 2/14/2029	3,771,244
		TOTAL	9,973,817
		Chemicals & Plastics—0.6%
3,800,000		OCP S.A., Sr. Unsecd. Note, 144A, 5.125%, 6/23/2051	2,927,060
1,500,000		OCP S.A., Sr. Unsecd. Note, REGS, 3.750%, 6/23/2031	1,356,490
		TOTAL	4,283,550
		Finance—0.6%
1,700,000		China Overseas Finance Cayman VII Ltd., Sr. Unsecd. Note, 4.750%, 4/26/2028	1,698,753
3,000,000	[1]	MAF Global Securities Ltd., Jr. Sub. Deb., 6.375%, 3/20/2026	3,005,156
		TOTAL	4,703,909
		Financial Intermediaries—0.1%
400,000		CFAMC III Co. Ltd., Sr. Unsecd. Note, Series EMTN, 4.250%, 11/7/2027	394,996
		Oil & Gas—10.9%
1,000,000		Ecopetrol S.A., Sr. Unsecd. Note, 5.875%, 5/28/2045	709,712
5,000,000		Ecopetrol S.A., Sr. Unsecd. Note, 6.875%, 4/29/2030	5,008,145
4,000,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.375%, 1/19/2036	3,952,647
2,300,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.625%, 1/19/2029	2,469,619
3,400,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.875%, 1/13/2033	3,568,192
900,000		Edo Sukuk Ltd., Sr. Unsecd. Note, 144A, 5.875%, 9/21/2033	936,045
9,100,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 6.000%, 1/13/2035	8,833,688
1,500,000		Petroleos del Peru S.A., Sr. Unsecd. Note, REGS, 4.750%, 6/19/2032	1,199,963
1,500,000		Petroleos del Peru S.A., Sr. Unsecd. Note, REGS, 5.625%, 6/19/2047	1,012,468
1,250,000		Petroleos Mexicanos, 6.500%, 6/2/2041	990,932
3,750,000		Petroleos Mexicanos, Co. Guarantee, 6.625%, 6/15/2035	3,345,105
3,000,000		Petroleos Mexicanos, Sr. Note, 6.840%, 1/23/2030	2,954,051
1,500,000		Petroleos Mexicanos, Sr. Secd. Note, 10.000%, 2/7/2033	1,673,602
4,450,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.950%, 1/28/2031	4,133,258
6,500,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	6,506,626
2,500,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.700%, 2/16/2032	2,384,558
6,800,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.750%, 9/21/2047	5,271,690
1,875,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	1,448,466
7,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 7.690%, 1/23/2050	5,938,720
2,900,000		Petroleos Mexicanos, Sr. Unsecd. Note, 8.750%, 6/2/2029	3,057,998
3,350,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	3,268,377
3,150,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	2,418,392
200,000		Petronas Capital Ltd., Sr. Unsecd. Note, 144A, 4.550%, 4/21/2050	170,476
2,000,000		Qatar Petroleum, Sr. Unsecd. Note, REGS, 3.125%, 7/12/2041	1,495,995
800,000		Southern Gas Corridor CJSC, Sr. Unsecd. Note, REGS, 6.875%, 3/24/2026	809,715
985,000		YPF Sociedad Anonima, Sec. Fac. Bond, 9.500%, 1/17/2031	1,042,943

Principal Amount or Shares		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Oil & Gas—continued
$ 1,550,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 8.750%, 9/11/2031	$ 1,616,678
1,750,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 9.000%, 6/30/2029	1,811,465
1,000,000	YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 7.000%, 12/15/2047	855,563
	TOTAL	78,885,089
	Real Estate—0.2%
1,100,000	China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	1,079,687
	Sovereign—59.9%
1,000,000	Abu Dhabi, Government of, Sr. Unsecd. Note, REGS, 3.000%, 9/15/2051	660,535
1,100,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	1,025,427
2,100,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.750%, 4/14/2032	1,908,754
1,800,000	Angola, Government of, Sr. Unsecd. Note, REGS, 9.500%, 11/12/2025	1,809,083
8,478,633	Argentina Bonar Bonds, Unsecd. Note, 0.750%, 7/9/2030	5,060,981
13,108,701	Argentina, Government of, Sr. Unsecd. Note, 0.750%, 7/9/2030	10,138,138
1,840,000	Argentina, Government of, Sr. Unsecd. Note, 1.000%, 7/9/2029	1,494,080
9,400,000	Argentina, Government of, Sr. Unsecd. Note, 3.500%, 7/9/2041	5,719,900
14,332,671	Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2035	9,459,563
3,913,636	Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2046	2,505,706
11,450,000	Argentina, Government of, Sr. Unsecd. Note, 5.000%, 1/9/2038	8,043,625
1,600,000	Argentina, Government of, Unsecd. Note, 1.000%, 7/9/2029	1,001,584
8,500,000	Argentina, Government of, Unsecd. Note, 4.125%, 7/9/2035	5,528,995
4,500,000	Argentina, Government of, Unsecd. Note, 5.000%, 1/9/2038	3,029,760
640,000	Argentina, Government of, Unsecd. Note, Series 1A, 5.000%, 10/31/2027	637,498
1,500,000	Argentina, Government of, Unsecd. Note, Series 1C, 5.000%, 10/31/2027	1,437,840
1,260,000	Argentina, Government of, Unsecd. Note, Series 1D, 5.000%, 10/31/2027	1,206,992
1,000,000	Armenia, Government of, Sr. Unsecd. Note, REGS, 3.950%, 9/26/2029	919,591
800,000	Azerbaijan, Government of, Sr. Unsecd. Note, REGS, 3.500%, 9/1/2032	727,870
1,000,000	Bahamas, Government of, Sr. Unsecd. Note, REGS, 8.950%, 10/15/2032	1,061,000
2,600,000	Bahrain, Kingdom of, Sr. Unsecd. Note, 144A, 5.250%, 1/25/2033	2,419,598
3,200,000	Bahrain, Kingdom of, Sr. Unsecd. Note, 144A, 5.450%, 9/16/2032	3,022,868
1,300,000	Bahrain, Kingdom of, Sr. Unsecd. Note, 144A, 5.625%, 5/18/2034	1,212,767
1,000,000	Bahrain, Kingdom of, Sr. Unsecd. Note, 144A, 7.375%, 5/14/2030	1,050,349
2,100,000	Bahrain, Kingdom of, Sr. Unsecd. Note, 144A, 7.500%, 7/7/2037	2,194,447
2,500,000	Bahrain, Kingdom of, Sr. Unsecd. Note, REGS, 5.250%, 1/25/2033	2,328,623
2,000,000	Banco Nacional de Comercio Exterior, Sub., REGS, 2.720%, 8/11/2031	1,929,093
EUR 1,300,000	Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	1,322,176
$ 600,000	Benin, Government of, Sr. Unsecd. Note, 144A, 7.960%, 2/13/2038	581,046
200,000	Benin, Government of, Sr. Unsecd. Note, 144A, 8.375%, 1/23/2041	197,070
500,000	Bolivia, Government of, Sr. Unsecd. Note, 144A, 4.500%, 3/20/2028	381,315
1,300,000	Bolivia, Government of, Sr. Unsecd. Note, REGS, 4.500%, 3/20/2028	991,419
1,000,000	Bolivia, Government of, Sr. Unsecd. Note, REGS, 7.500%, 3/2/2030	752,790
3,000,000	Brazil, Government of, Bond, 8.250%, 1/20/2034	3,420,450
5,000,000	Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	4,063,400
5,500,000	Brazil, Government of, Sr. Unsecd. Note, 3.750%, 9/12/2031	4,930,127
3,000,000	Brazil, Government of, Sr. Unsecd. Note, 4.750%, 1/14/2050	2,109,185
4,450,000	Brazil, Government of, Sr. Unsecd. Note, 6.000%, 10/20/2033	4,394,540
1,700,000	Brazil, Government of, Sr. Unsecd. Note, 6.125%, 3/15/2034	1,681,045
4,000,000	Brazil, Government of, Sr. Unsecd. Note, 6.250%, 3/18/2031	4,107,383
3,925,000	Brazil, Government of, Sr. Unsecd. Note, 6.625%, 3/15/2035	3,942,516
5,183,000	Brazil, Government of, Sr. Unsecd. Note, 7.125%, 5/13/2054	4,975,679
BRL 2,500,000	Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2033	374,132

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 4,500,000		Colombia, Government of, 7.375%, 9/18/2037	$ 4,397,580
1,500,000		Colombia, Government of, 8.375%, 11/7/2054	1,460,115
1,500,000		Colombia, Government of, Sr. Unsecd. Note, 3.250%, 4/22/2032	1,217,250
2,300,000		Colombia, Government of, Sr. Unsecd. Note, 3.875%, 8/15/2060	1,262,769
1,500,000		Colombia, Government of, Sr. Unsecd. Note, 4.125%, 5/15/2051	893,220
6,000,000		Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	5,745,000
4,000,000		Colombia, Government of, Sr. Unsecd. Note, 5.000%, 6/15/2045	2,790,000
700,000		Colombia, Government of, Sr. Unsecd. Note, 7.375%, 4/25/2030	733,250
2,013,000		Colombia, Government of, Sr. Unsecd. Note, 7.500%, 2/2/2034	2,041,182
3,900,000		Colombia, Government of, Sr. Unsecd. Note, 7.750%, 11/7/2036	3,888,300
6,000,000		Colombia, Government of, Sr. Unsecd. Note, 8.000%, 4/20/2033	6,321,000
1,500,000		Colombia, Government of, Sr. Unsecd. Note, 8.000%, 11/14/2035	1,537,500
700,000		Colombia, Government of, Sr. Unsecd. Note, 8.500%, 4/25/2035	740,950
5,000,000		Colombia, Government of, Sr. Unsecd. Note, 8.750%, 11/14/2053	5,075,000
2,000,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.125%, 2/19/2031	2,050,000
3,000,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.550%, 4/3/2034	3,133,830
2,500,000		Costa Rica, Government of, Unsecd. Note, 144A, 7.300%, 11/13/2054	2,596,875
1,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.500%, 1/30/2030	952,900
2,650,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.875%, 9/23/2032	2,449,395
2,800,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.000%, 2/22/2033	2,778,020
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.950%, 3/15/2037	512,250
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 7.150%, 2/24/2055	508,250
1,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 7.450%, 4/30/2044	1,577,475
5,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 4.875%, 9/23/2032	5,083,650
2,950,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.875%, 1/30/2060	2,478,885
3,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.950%, 1/25/2027	3,024,750
3,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 7/19/2028	3,052,500
1,400,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 2/22/2033	1,389,010
1,200,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.850%, 1/27/2045	1,198,800
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 7.450%, 4/30/2044	525,825
800,000	[2]	Ecuador, Government of, Sr. Unsecd. Note, REGS, 0.000%, 7/31/2030	572,800
4,440,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.000%, 7/31/2040	2,777,220
3,215,543		Ecuador, Government of, Sr. Unsecd. Note, REGS, 6.900%, 7/31/2030	2,820,031
6,399,453		Ecuador, Government of, Sr. Unsecd. Note, REGS, 6.900%, 7/31/2035	4,777,192
EGP 221,100,000	[2]	Egypt Treasury Bill, Series 364D, 0.000%, 10/7/2025	4,317,018
445,200,000	[2]	Egypt Treasury Bill, Series 364D, 0.000%, 10/28/2025	8,559,746
$ 1,300,000		Egypt, Government of, 144A, 8.625%, 2/4/2030	1,318,741
EUR 500,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	531,556
$ 1,700,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	1,558,969
900,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.300%, 9/30/2033	801,917
1,600,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.600%, 3/1/2029	1,608,791
400,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.625%, 5/29/2032	375,788
2,800,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.750%, 9/30/2051	2,301,127
5,200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/29/2050	4,329,439
2,100,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 5.875%, 2/16/2031	1,855,449
EUR 500,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.375%, 4/11/2031	531,556
$ 1,600,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.588%, 2/21/2028	1,594,518
5,800,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 7.625%, 5/29/2032	5,450,213
1,100,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 7.903%, 2/21/2048	851,061
1,200,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 8.700%, 3/1/2049	987,229

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 1,000,000		El Salvador, Government of, 144A, 8.250%, 4/10/2032	$ 1,018,500
1,500,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 0.250%, 4/17/2030	31,500
1,500,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 9.250%, 4/17/2030	1,587,690
650,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 9.650%, 11/21/2054	669,500
1,000,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.124%, 1/20/2050	815,500
2,000,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 8.250%, 4/10/2032	2,037,000
800,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 9.500%, 7/15/2052	808,000
1,100,000		Gabon, Government of, Sr. Unsecd. Note, 144A, 7.000%, 11/24/2031	892,168
94,400	[2]	Ghana, Government of, Sr. Unsecd. Note, 144A, 0.000%, 7/3/2026	90,443
223,564	[2]	Ghana, Government of, Sr. Unsecd. Note, 144A, 0.000%, 1/3/2030	186,198
3,427,800		Ghana, Government of, Sr. Unsecd. Note, 144A, 5.000%, 7/3/2029	3,257,467
4,053,200		Ghana, Government of, Sr. Unsecd. Note, 144A, 5.000%, 7/3/2035	3,254,329
2,500,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 5.000%, 7/3/2029	2,375,590
1,000,000		Guatemala, Government of, 144A, 7.050%, 10/4/2032	1,070,110
4,500,000		Guatemala, Government of, Sr. Unsecd. Note, 144A, 6.050%, 8/6/2031	4,586,355
3,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 4.650%, 10/7/2041	2,400,120
1,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 4.875%, 2/13/2028	990,550
3,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 5.375%, 4/24/2032	2,944,650
2,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 6.600%, 6/13/2036	2,048,140
1,250,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 7.050%, 10/4/2032	1,337,638
1,000,000		Guatemala, Government of, Unsecd. Note, REGS, 5.250%, 8/10/2029	993,990
1,500,000		Hazine Mustesarligi Varlik Kiralama A.S., Sr. Unsecd. Note, 144A, 6.750%, 9/1/2030	1,506,860
1,200,000		Honduras, Government of, Sr. Unsecd. Note, 144A, 8.625%, 11/27/2034	1,252,800
2,200,000		Honduras, Government of, Sr. Unsecd. Note, REGS, 5.625%, 6/24/2030	2,087,250
900,000		Indonesia, Government of, Sr. Unsecd. Note, 144A, 5.200%, 7/23/2035	902,926
800,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 6.125%, 6/15/2033	740,148
1,900,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 8.075%, 4/1/2036	1,871,294
3,400,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 8.250%, 1/30/2037	3,360,283
1,340,835		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	1,282,377
3,500,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.125%, 6/15/2033	3,238,147
1,300,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 5.850%, 7/7/2030	1,261,152
600,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 6.300%, 1/23/2034	493,521
2,000,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 9.500%, 3/5/2036	1,921,668
300,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 9.750%, 2/16/2031	308,068
200,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.250%, 2/28/2028	197,935
3,000,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.000%, 5/22/2032	2,855,372
800,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.250%, 2/28/2048	662,734
1,700,000	[3,4]	Lebanon, Government of, Sr. Secd. Note, Series EMTN, 6.100%, 12/31/2099	313,650
1,000,000	[3,4]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 12/31/2099	184,500
1,500,000		Mexico, Government of, Sr. Unsecd. Note, 6.875%, 5/13/2037	1,548,000
700,000		Mongolia, Government of, Sr. Unsecd. Note, 144A, 6.625%, 2/25/2030	697,901
800,000		Mongolia, Government of, Sr. Unsecd. Note, REGS, 3.500%, 7/7/2027	756,892
1,650,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 7.375%, 9/28/2033	1,519,475
2,000,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 8.375%, 3/24/2029	2,052,643
1,100,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 9.625%, 6/9/2031	1,174,081
2,250,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.125%, 9/28/2028	2,188,225
2,200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	2,186,848
1,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.143%, 2/23/2030	974,061
1,750,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.625%, 11/28/2047	1,420,547
1,100,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 8.375%, 3/24/2029	1,129,072

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 2,150,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 8.747%, 1/21/2031	$ 2,205,091
800,000		Nigeria, Government of, Unsecd. Note, REGS, 7.875%, 2/16/2032	777,484
NGN 6,000,000,000	[2]	Nigeria, Government of, Unsecd. Note, Series 169D, 0.000%, 11/11/2025	3,645,491
$ 1,600,000		Oman, Government of, Sr. Unsecd. Note, REGS, 6.500%, 3/8/2047	1,680,039
1,900,000		Oman, Government of, Sr. Unsecd. Note, REGS, 6.750%, 1/17/2048	2,036,139
1,500,000		Oman, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/25/2051	1,661,619
4,900,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	4,802,948
2,300,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 6.000%, 4/8/2026	2,290,910
2,300,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 7.375%, 4/8/2031	2,149,577
700,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 7.950%, 1/31/2029	703,850
1,400,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 8.250%, 9/30/2025	1,400,604
400,000		Papua New Guinea, Government of, Sr. Unsecd. Note, REGS, 8.375%, 10/4/2028	410,483
4,000,000		Paraguay, Government of, 144A, 5.400%, 3/30/2050	3,480,000
1,500,000		Paraguay, Government of, Sr. Unsecd. Note, 144A, 2.739%, 1/29/2033	1,279,500
2,000,000		Paraguay, Government of, Sr. Unsecd. Note, REGS, 3.849%, 6/28/2033	1,811,000
800,000		Qatar, Government of, Sr. Unsecd. Note, REGS, 4.400%, 4/16/2050	683,458
300,000		Romania, Government of, Sr. Unsecd. Note, 144A, 6.375%, 1/30/2034	299,074
EUR 3,300,000		Romania, Government of, Sr. Unsecd. Note, 144A, 6.750%, 7/11/2039	3,880,633
$ 500,000		Romania, Government of, Sr. Unsecd. Note, REGS, 3.625%, 3/27/2032	436,572
900,000		Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	783,023
500,000		Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 5.000%, 1/18/2053	430,356
1,500,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 3.450%, 2/2/2061	934,174
EUR 2,500,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 5.375%, 6/8/2037	1,895,831
$ 4,500,000		Senegal, Government of, Sr. Unsecd. Note, REGS, 6.250%, 5/23/2033	3,328,557
800,000		Senegal, Government of, Sr. Unsecd. Note, REGS, 6.750%, 3/13/2048	519,449
1,100,000		Serbia, Government of, Sr. Unsecd. Note, 144A, 6.500%, 9/26/2033	1,160,917
200,000		Serbia, Government of, Sr. Unsecd. Note, REGS, 2.125%, 12/1/2030	171,084
800,000		Sharjah Govt., Sr. Unsecd. Note, REGS, 4.000%, 7/28/2050	518,912
500,000		South Africa, Government of, 144A, 7.100%, 11/19/2036	496,559
1,800,000		South Africa, Government of, Sr. Unsecd. Note, 4.850%, 9/30/2029	1,734,482
2,500,000		South Africa, Government of, Sr. Unsecd. Note, 5.000%, 10/12/2046	1,739,648
1,300,000		South Africa, Government of, Sr. Unsecd. Note, 5.650%, 9/27/2047	974,677
600,000		South Africa, Government of, Sr. Unsecd. Note, 6.300%, 6/22/2048	484,548
4,000,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 3.100%, 1/15/2030	3,590,000
4,000,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 3.350%, 3/15/2033	3,271,457
2,190,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 4.000%, 4/15/2028	2,075,025
3,000,000		Sri Lanka, Government of, Sr. Unsecd. Note, REGS, 3.600%, 6/15/2035	2,126,118
750,000		Trinidad and Tobago, Government of, REGS, 5.950%, 1/14/2031	740,520
750,000		Trinidad and Tobago, Government of, Sr. Unsecd. Note, REGS, 6.400%, 6/26/2034	727,245
5,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	3,572,164
2,400,000		Turkey, Government of, Sr. Unsecd. Note, 5.250%, 3/13/2030	2,293,163
4,200,000		Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	3,207,713
7,200,000		Turkey, Government of, Sr. Unsecd. Note, 5.875%, 6/26/2031	6,904,664
2,500,000		Turkey, Government of, Sr. Unsecd. Note, 5.950%, 1/15/2031	2,423,795
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.000%, 1/14/2041	1,675,076
1,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.500%, 9/20/2033	1,452,520
2,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.500%, 1/3/2035	2,393,812
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.750%, 5/30/2040	1,859,708
3,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.875%, 3/17/2036	3,416,071
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 7.625%, 4/26/2029	3,144,033

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 2,000,000		Turkey, Government of, Sr. Unsecd. Note, 9.125%, 7/13/2030	$ 2,224,740
1,000,000		Turkey, Government of, Sr. Unsecd. Note, 9.375%, 3/14/2029	1,100,450
5,500,000		Turkey, Government of, Sr. Unsecd. Note, 9.375%, 1/19/2033	6,265,163
2,600,000		Turkey, Government of, Sr. Unsecd. Note, REGS, 5.125%, 6/22/2026	2,593,049
2,600,000		Turkey, Government of, Sr. Unsecd. Note, REGS, 7.250%, 2/24/2027	2,662,200
4,900,000		Turkey, Government of, Unsecd. Note, 6.625%, 2/17/2045	4,235,494
529,527	[2,3]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2030	246,549
1,978,771	[2,3]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2034	738,218
4,172,198	[2,3]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2035	1,930,537
1,393,498	[2,3]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2036	644,295
2,575,651	[3]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 1.750%, 2/1/2035	1,311,022
1,028,864	[3]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 1.750%, 2/1/2036	507,228
1,505,000	[3,4]	Ukraine, Government of, Unsecd. Note, 144A, 7.750%, 8/1/2041	1,114,829
800,000		United Arab Emirates, Government of, Sr. Unsecd. Note, REGS, 4.375%, 3/10/2051	547,939
500,000		United Arab Emirates, Government of, Sr. Unsecd. Note, Series EMTN, 4.226%, 3/14/2028	492,049
UYU 30,000,000		Uruguay, Government of, Sr. Unsecd. Note, REGS, 8.500%, 3/15/2028	746,884
$ 1,500,000		Uzbekistan, Government of, Sr. Unsecd. Note, REGS, 5.375%, 2/20/2029	1,480,156
1,000,000	[3,4]	Venezuela, Government of, Sr. Unsecd. Note, 7.000%, 3/31/2038	195,100
399,711		Zambia, Government of, Sr. Unsecd. Note, REGS, 0.500%, 12/31/2053	292,392
1,484,857		Zambia, Government of, Unsecd. Note, REGS, 5.750%, 6/30/2033	1,381,889
		TOTAL	434,968,656
		State/Provincial—0.8%
236,176		Bono Gar Prov Del Chubut, Term Loan - 1st Lien, REGS, 7.750%, 7/26/2030	228,500
234,000		Brazil Minas SPE, Sec. Fac. Bond, 144A, 5.333%, 2/15/2028	233,186
719,369		Buenos Aires, City of, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	726,563
5,363,130		Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 6.625%, 9/1/2037	3,782,615
562,000		Provincia De Cordoba, Sr. Unsecd. Note, 144A, 9.750%, 7/2/2032	567,620
117,485		Provincia de Entre Rios Argentina, Sr. Unsecd. Note, 144A, 8.250%, 8/8/2028	110,436
307,692		Provincia De Mendoza, REGS, 5.750%, 3/19/2029	290,769
		TOTAL	5,939,689
		Telecommunications & Cellular—0.5%
300,000		Telecommunications co.Telekom Srbija Akcionarsko drustvo, Sr. Unsecd. Note, 144A, 7.000%, 10/28/2029	300,693
1,300,000		Telecommunications Services of Trinidad & Tobago Ltd., Sec. Fac. Bond, REGS, 8.875%, 10/18/2029	1,311,537
2,200,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 7.375%, 5/20/2029	2,268,465
		TOTAL	3,880,695
		Transportation—0.2%
1,200,000		DP World Ltd., Sr. Unsecd. Note, 144A, 4.700%, 9/30/2049	1,002,460
600,000		Transnet SOC Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/6/2028	626,487
		TOTAL	1,628,947
		Utilities—1.4%
1,200,000		Eig Pearl Holdings S.a.r.l., Sec. Fac. Bond, 144A, 4.387%, 11/30/2046	951,450
2,300,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, 144A, 6.350%, 8/10/2028	2,347,495
900,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 6.350%, 8/10/2028	918,529
4,700,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 8.450%, 8/10/2028	4,969,270
850,000		Instituto Costarricense de Electricidad, Sr. Unsecd. Note, REGS, 6.375%, 5/15/2043	783,895
100,000		Israel Electric Corp. Ltd., Sec. Fac. Bond, Series GMTN, 4.250%, 8/14/2028	97,869
400,000		Israel Electric Corp. Ltd., Unsecd. Note, Series GMTN, 3.750%, 2/22/2032	363,483
		TOTAL	10,431,991
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $502,721,138)	556,171,026

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—20.5%
		Air Freight & Logistics—0.3%
$ 1,300,000		Latam Airlines Group S.A., 144A, 7.875%, 4/15/2030	$ 1,346,475
550,000		Latam Airlines Group S.A., Sr. Secd. Note, 144A, 7.625%, 1/7/2031	568,700
		TOTAL	1,915,175
		Air Transportation—0.0%
300,732		Azul Secured Finance LLP, 144A, 11.930%, 8/28/2028	65,241
198,485		Azul Secured Finance LLP, Sec. Fac. Bond, 144A, 10.875%, 8/28/2030	2,588
		TOTAL	67,829
		Airport—0.4%
200,000		Aeropuertos Dominicanos Siglo XXI S.A., Sec. Fac. Bond, 144A, 7.000%, 6/30/2034	206,554
1,315,000		Delhi Intl. Airport Ltd., REGS, 6.450%, 6/4/2029	1,355,507
1,250,000		GMR Hyderabad International Airport Ltd., REGS, 4.250%, 10/27/2027	1,221,568
		TOTAL	2,783,629
		Automotive—0.3%
300,000		Nemak SAB de CV, Sr. Unsecd. Note, 144A, 3.625%, 6/28/2031	254,411
2,000,000		Nemak SAB de CV, Sr. Unsecd. Note, REGS, 3.625%, 6/28/2031	1,696,075
		TOTAL	1,950,486
		Banking—2.2%
600,000	[1]	Access Bank PLC, Jr. Sub. Note, 144A, 9.125%, 10/7/2026	601,104
2,000,000	[1]	Akbank T.A.S., 144A, 9.368%, 3/14/2029	2,075,242
2,300,000	[3,4,5]	Alfa Bank (Alfa Bond), Sub., REGS, 5.950%, 4/15/2030	115,000
2,200,000		Banco Bradesco S.A., 144A, 6.500%, 1/22/2030	2,297,900
480,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 5.750%, 1/22/2030	482,011
500,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 6.250%, 4/8/2029	515,285
1,000,000		Banco Continental SAECA, Sr. Unsecd. Note, 144A, 2.750%, 12/10/2025	990,984
800,000		Banco Davivienda S.A., Jr. Sub. Note, 144A, 8.125%, 7/2/2035	815,992
500,000	[1]	Banco de Credito E Inversiones S.A., Jr. Sub. Deb., 144A, 8.750%, 2/8/2029	537,720
200,000	[1]	Banco General S.A., Jr. Sub. Note, 144A, 5.250%, 5/7/2031	188,342
500,000		Banco Industrial S.A., Sub., 144A, 4.875%, 1/29/2031	498,125
1,000,000	[1]	Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500%, 6/27/2029	1,002,947
1,000,000		Bancolombia S.A., Sub., 8.625%, 12/24/2034	1,064,632
200,000	[1]	Itau Unibanco Holding S.A., Sr. Unsecd. Note, REGS, 7.562%, 2/27/2026	200,557
1,000,000		Mashreqbank PSC, Sub., 7.875%, 2/24/2033	1,055,375
1,900,000		Scotiabank Peru S.A., Sub., 144A, 6.100%, 10/1/2035	1,939,710
1,800,000	[1,3,4,5]	SovCo Capital Partners B.V., Jr. Sub. Note, 144A, 7.600%, 2/17/2027	90,000
500,000		Yapi ve Kredi Bankasi A.S., 144A, 7.125%, 10/10/2029	503,471
700,000		Yapi ve Kredi Bankasi A.S., Sub. Note, REGS, 7.875%, 1/22/2031	705,129
		TOTAL	15,679,526
		Beverage & Tobacco—0.1%
1,000,000		Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, Sr. Unsecd. Note, REGS, 5.250%, 4/27/2029	972,753
		Building & Development—0.1%
700,000		JSW Infrastructure Ltd., Sec. Fac. Bond, 144A, 4.950%, 1/21/2029	689,780
		Building Materials—0.3%
500,000		Cemex S.A.B. de C.V., Sec. Fac. Bond, REGS, 5.450%, 11/19/2029	503,198
2,000,000	[1]	Cemex S.A.B. de C.V., Sub., REGS, 5.125%, 6/8/2026	1,982,822
		TOTAL	2,486,020
		Chemicals & Plastics—2.0%
650,000		Braskem America Finance Co., REGS, 7.125%, 7/22/2041	432,610
1,000,000		Braskem Idesa S.A.P.I., Sec. Fac. Bond, REGS, 7.450%, 11/15/2029	706,423
400,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, 144A, 8.000%, 10/15/2034	284,800

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Chemicals & Plastics—continued
$ 2,900,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 4.500%, 1/31/2030	$ 2,061,674
2,250,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 5.875%, 1/31/2050	1,341,331
3,400,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	2,833,180
1,900,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 6.500%, 9/27/2028	1,842,073
1,900,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 144A, 8.750%, 5/3/2029	1,912,844
1,250,000		WE Soda Investments Holding PLC, Sec. Fac. Bond, 144A, 9.375%, 2/14/2031	1,310,455
2,100,000		WE Soda Investments Holding PLC, Sec. Fac. Bond, 144A, 9.500%, 10/6/2028	2,191,598
		TOTAL	14,916,988
		Finance—0.7%
EUR 1,500,000		BOI Finance B.V., Sr. Unsecd. Note, REGS, 7.500%, 2/16/2027	1,755,532
$ 3,110,000	[3,4]	Credito Real Sab de CV, Sr. Unsecd. Note, REGS, 7.250%, 12/31/2099	412,075
60,000	[3,4]	Credito Real Sab de CV, Sr. Unsecd. Note, REGS, 9.500%, 2/7/2026	7,500
300,000		Inversiones Atlantida S.A., Sec. Fac. Bond, 144A, 7.500%, 5/19/2026	295,769
800,000	[1]	NBK Tier 1 Ltd., Jr. Sub. Note, 144A, 6.375%, 1/10/2031	812,144
1,500,000	[1]	NBK Tier 1 Ltd., Jr. Sub. Note, REGS, 3.625%, 8/24/2026	1,462,104
500,000	[3,4,5]	Unifin Financiera, S.A.B. de C.V., Sr. Unsecd. Note, 144A, 9.875%, 1/28/2029	15,650
		TOTAL	4,760,774
		Food Products—0.5%
1,500,000		Brf S.A., Sr. Secd. Note, REGS, 4.875%, 1/24/2030	1,441,953
2,150,000		Minerva Luxembourg S.A., Sr. Unsecd. Note, 144A, 8.875%, 9/13/2033	2,342,182
		TOTAL	3,784,135
		Food Services—0.4%
1,000,000		Alsea de Mexico SAB de CV, Sr. Unsecd. Note, REGS, 7.750%, 12/14/2026	1,000,438
2,000,000		MARB BondCo PLC, Sr. Unsecd. Note, REGS, 3.950%, 1/29/2031	1,777,231
		TOTAL	2,777,669
		Industrial Products & Equipment—0.1%
750,000		Embraer Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 7.000%, 7/28/2030	804,127
		Leisure & Entertainment—0.1%
800,000		Melco Resorts Finance Ltd., Sr. Unsecd. Note, REGS, 5.375%, 12/4/2029	766,457
		Metals & Mining—3.7%
1,000,000		Antofagasta PLC, 144A, 6.250%, 5/2/2034	1,047,391
500,000		Cia de Minas Buenaventura S.A., Sr. Unsecd. Note, 144A, 6.800%, 2/4/2032	511,925
1,800,000		CSN Islands XI Corp., Sr. Unsecd. Note, REGS, 6.750%, 1/28/2028	1,715,346
1,000,000		CSN Resources S.A., Sr. Unsecd. Note, 144A, 8.875%, 12/5/2030	992,247
750,000		CSN Resources S.A., Sr. Unsecd. Note, REGS, 4.625%, 6/10/2031	591,816
2,350,000		First Quantum Minerals Ltd., Sr. Unsecd. Note, 144A, 8.000%, 3/1/2033	2,424,430
3,062,000		First Quantum Minerals Ltd., Sr. Unsecd. Note, REGS, 6.875%, 10/15/2027	3,069,364
2,000,000		First Quantum Minerals Ltd., Sr. Unsecd. Note, REGS, 8.625%, 6/1/2031	2,085,008
200,000		Ivanhoe Mines Ltd., Sr. Unsecd. Note, 144A, 7.875%, 1/23/2030	201,152
1,550,000		JSW Steel Ltd., Sr. Unsecd. Note, REGS, 5.050%, 4/5/2032	1,457,173
2,500,000		Navoi Mining and Metallurgical Co., Sr. Unsecd. Note, 144A, 6.700%, 10/17/2028	2,562,106
1,022,650		Samarco Mineracao S.A., Sr. Secd. Note, REGS, 9.500%, 6/30/2031	1,013,426
2,760,216		Samarco Mineracao S.A., Sr. Unsecd. Note, 144A, 9.500%, 6/30/2031	2,735,320
1,000,000		Stillwater Mining Co., Sr. Unsecd. Note, REGS, 4.000%, 11/16/2026	981,327
2,000,000		Stillwater Mining Co., Sr. Unsecd. Note, REGS, 4.500%, 11/16/2029	1,833,187
700,000		Vale Overseas Ltd., 6.125%, 6/12/2033	731,381
500,000		Vale Overseas Ltd., Sr. Unsecd. Note, 3.750%, 7/8/2030	471,759
300,000		Vedanta Resources II PLC, Sr. Unsecd. Note, 144A, 9.475%, 7/24/2030	295,843
1,700,000		Vedanta Resources II PLC, Sr. Unsecd. Note, 144A, 9.850%, 4/24/2033	1,707,111

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Metals & Mining—continued
$ 700,000		Vedanta Resources II PLC, Sr. Unsecd. Note, 144A, 10.875%, 9/17/2029	$ 717,054
		TOTAL	27,144,366
		Oil & Gas—3.7%
884,195		Acu Petroleo Luxembourg S.a.r.l., Sec. Fac. Bond, 144A, 7.500%, 1/13/2032	891,165
1,854,442		AI Candelaria Spain SLU, Sec. Fac. Bond, REGS, 7.500%, 12/15/2028	1,864,744
1,336,281		Borr IHC Ltd. / Borr Finance LLC, Sec. Fac. Bond, REGS, 10.000%, 11/15/2028	1,283,482
500,000		Energean Israel Finance Ltd., Sec. Fac. Bond, 5.875%, 3/30/2031	468,694
200,000		Energean Israel Finance Ltd., Sec. Fac. Bond, 8.500%, 9/30/2033	207,840
1,100,000		EnfraGen Energia Sur SAU/ Enfr, Sec. Fac. Bond, 144A, 8.499%, 6/30/2032	1,121,945
400,000		Geopark Ltd., Sr. Unsecd. Note, REGS, 8.750%, 1/31/2030	346,126
1,299,000		Gran Tierra Energy, Inc., 1st Priority Sr. Secd. Note, 144A, 9.500%, 10/15/2029	1,086,197
500,000		Greensaif Pipelines Bidc, Sec. Fac. Bond, 144A, 5.852%, 2/23/2036	512,993
1,536,580		Guara Norte S.a.r.l., Sr. Note, 144A, 5.198%, 6/15/2034	1,492,220
800,000		Heritage Petrol Co. Ltd., REGS, 9.000%, 8/12/2029	825,160
1,350,000		Hunt Oil Co. of Peru, Sr. Secd. Note, 7.750%, 11/5/2038	1,435,826
1,368,313		MC Brazil Downstream Trading S.a.r.l., Sec. Fac. Bond, 144A, 7.250%, 6/30/2031	1,117,912
750,000		Medco Cypress Tree Pte, 1st Priority Sr. Secd. Note, 144A, 8.625%, 5/19/2030	783,399
898,000		Medco Laurel Tree Pte. Ltd., Sr. Unsecd. Note, 144A, 6.950%, 11/12/2028	899,134
750,000		Medco Maple Tree Pte Ltd., Sr. Unsecd. Note, 144A, 8.960%, 4/27/2029	786,200
878,784		MV24 Capital B.V., Term Loan - 1st Lien, REGS, 6.748%, 6/1/2034	875,304
400,000		Newco Holding Usd S.a.r.l., Term Loan - 1st Lien, REGS, 9.375%, 11/7/2029	410,148
1,214,000		Orazul Energy Egenor SCA, Sr. Unsecd. Note, REGS, 5.625%, 4/28/2027	1,205,241
1,750,140		Peru LNG S.R.L., Sr. Unsecd. Note, REGS, 5.375%, 3/22/2030	1,668,871
300,000		Pluspetrol S.A., Sr. Unsecd. Note, 144A, 8.500%, 5/30/2032	306,750
1,400,000		Puma International Financing S.A., Sr. Unsecd. Note, 144A, 7.750%, 4/25/2029	1,448,598
500,000		Sierracol Energy Andina LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/15/2028	469,548
356,000		Vista Oil & Gas Argentina, Sr. Unsecd. Note, 144A, 7.625%, 12/10/2035	349,752
800,000		Vista Oil & Gas Argentina, Sr. Unsecd. Note, 144A, 8.500%, 6/10/2033	821,800
700,000		Vivo Energy Investments B.V., Sr. Unsecd. Note, 144A, 5.125%, 9/24/2027	691,948
450,000		Yinson Bergenia Production B.V., Sec. Fac. Bond, 144A, 8.498%, 1/31/2045	464,712
2,648,943		Yinson Boronia Production, Sec. Fac. Bond, 144A, 8.947%, 7/31/2042	2,860,976
		TOTAL	26,696,685
		Paper Products—0.4%
1,500,000		Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 3.200%, 1/12/2031	1,332,801
1,500,000		Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 7.000%, 4/3/2049	1,524,720
		TOTAL	2,857,521
		Pharmaceuticals—0.1%
200,000		Teva Pharmaceutical Finance Co. LLC, Sr. Unsecd. Note, 6.150%, 2/1/2036	203,448
200,000		Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, 8.125%, 9/15/2031	226,481
		TOTAL	429,929
		Real Estate—0.0%
1,000,000	[3,4]	Country Garden Services Holdings Co. Ltd., 3.300%, 1/12/2031	90,000
194,716	[2,3,4,5]	Shimao Group Holdings Ltd., Sr. Unsecd. Note, 144A, 0.000%, 7/21/2026	14,409
224,808		Shimao Group Holdings Ltd., Sr. Unsecd. Note, 144A, 2.000%, 7/21/2032	11,240
337,212		Shimao Group Holdings Ltd., Sr. Unsecd. Note, 144A, 2.000%, 7/21/2033	13,489
337,212		Shimao Group Holdings Ltd., Sr. Unsecd. Note, 144A, 2.000%, 1/21/2034	10,116
1,207,489		Shimao Group Holdings Ltd., Sr. Unsecd. Note, 144A, 5.000%, 7/21/2031	84,524
		TOTAL	223,778
		Retailers—0.1%
800,000	[3,4]	Future Retail Ltd., Sec. Fac. Bond, 144A, 5.600%, 12/31/2099	2,120

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Retailers—continued
$ 850,000		InRetail Consumer, Sec. Fac. Bond, 144A, 3.250%, 3/22/2028	$ 814,838
1,200,000	[3,4]	Sri Rejeki Isman Tbk PT, Sr. Unsecd. Note, REGS, 7.250%, 12/31/2099	54,000
		TOTAL	870,958
		Technology Services—0.4%
1,500,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 4.200%, 12/6/2047	1,228,730
1,700,000		Baidu, Inc., Sr. Unsecd. Note, 3.425%, 4/7/2030	1,625,209
		TOTAL	2,853,939
		Telecommunications & Cellular—2.5%
1,200,000		Axian Telecom Holding & Management PLC, Sr. Unsecd. Note, 144A, 7.250%, 7/11/2030	1,204,911
750,000		Bharti Airtel Ltd., Sr. Unsecd. Note, 144A, 3.250%, 6/3/2031	695,180
1,500,000		Colombia Telecomunicaciones S.A. ESP, Sr. Unsecd. Note, REGS, 4.950%, 7/17/2030	1,330,737
2,050,000		CT Trust, Sec. Fac. Bond, REGS, 5.125%, 2/3/2032	1,929,701
1,130,316		Digicel Intermediate Holdings Ltd., 12.000%, 5/25/2027	1,136,397
1,100,000		IHS Holding Ltd., Sr. Unsecd. Note, 144A, 8.250%, 11/29/2031	1,125,637
1,600,000		IHS Holding Ltd., Sr. Unsecd. Note, REGS, 5.625%, 11/29/2026	1,582,194
824,970		IHS Netherlands Holdco B.V., Sr. Unsecd. Note, 144A, 8.000%, 9/18/2027	830,177
1,000,000		Liberty Costa Rica Senior Secured Finance, Sec. Fac. Bond, REGS, 10.875%, 1/15/2031	1,065,815
1,000,000		Millicom International Cellular S.A., Sr. Unsecd. Note, REGS, 4.500%, 4/27/2031	922,269
1,052,000		Telfon Celuar Del Paraguay, Sr. Unsecd. Note, REGS, 5.875%, 4/15/2027	1,055,966
1,200,000		Total Play Telecom, Sec. Fac. Bond, 144A, 10.500%, 12/31/2028	1,160,935
3,000,000		Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, 144A, 7.450%, 1/24/2030	3,084,618
1,000,000		Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, 144A, 7.650%, 1/24/2032	1,028,609
		TOTAL	18,153,146
		Transportation—0.4%
300,000		Adani Ports and Special Economic Zone Ltd., Sr. Unsecd. Note, REGS, 3.828%, 2/2/2032	258,589
1,000,000		Avianca Midco 2 PLC, Sr. Secd. Note, REGS, 9.625%, 2/14/2030	930,905
500,000		Mersin Uluslararasi Liman Isletmeciligi A.s., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2028	521,911
1,100,000		Simpar Europe S.A., Sr. Unsecd. Note, 144A, 5.200%, 1/26/2031	881,375
		TOTAL	2,592,780
		Utilities—1.7%
500,000		AES Andes S.A., Sr. Unsecd. Note, 144A, 8.150%, 6/10/2055	524,516
500,000		Azule Energy Finance PLC, Sr. Unsecd. Note, 144A, 8.125%, 1/23/2030	504,089
1,000,000		Buffalo Energy Mexico Holdings, Term Loan - 1st Lien, REGS, 7.875%, 2/15/2039	1,066,502
775,750		Empresa Electrica Cochrane SpA, 144A, 5.500%, 5/14/2027	769,026
1,200,000		Energuate Trust, Sr. Unsecd. Note, REGS, 5.875%, 5/3/2027	1,194,390
800,000		Enfragen Energia Sur S.A., REGS, 5.375%, 12/30/2030	728,980
300,000		Fs Luxembourg S.a.r.l., Sr. Unsecd. Note, 144A, 8.875%, 2/12/2031	311,560
1,400,000		Globeleq Mesoamerica, Sr. Note, 144A, 6.250%, 4/26/2029	1,375,700
1,760,000		Greenko Dutch B.V., REGS, 3.850%, 3/29/2026	1,735,777
398,750		Greenko Power II Ltd., Sr. Unsecd. Note, 144A, 4.300%, 12/13/2028	378,399
651,459	[2,4,5]	Light S.A., Unsecd. Note, 0.000%, 8/31/2027	97,719
225,161		Light Serv Eletricidade, Term Loan - 1st Lien, 4.210%, 12/19/2032	126,653
181,800		LLPL Capital Pte. Ltd., 144A, 6.875%, 2/4/2039	187,295
950,000		Minejesa Capital B.V., Sec. Fac. Bond, 144A, 5.625%, 8/10/2037	930,295
1,185,801		Mong Duong Finance Holdings B.V., 144A, 5.125%, 5/7/2029	1,168,867
1,250,000		Termocandelaria Power S.A., Sr. Unsecd. Note, 144A, 7.750%, 9/17/2031	1,288,269
200,000		Zorlu Enerji Elektrik Uretim AS, Sr. Unsecd. Note, 144A, 11.000%, 4/23/2030	193,927
		TOTAL	12,581,964
		TOTAL CORPORATE BONDS (IDENTIFIED COST $152,068,975)	148,760,414

Principal Amount or Shares			Value in U.S. Dollars
		COMMON STOCKS—0.1%
		Consumer Products—0.0%
191,350	[4,5]	Atento Luxco 1 S.A.	$ 0
		Finance—0.0%
67,865	[4,5]	Unifin Financiera, S.A.B. de C.V.	7,897
		Oil & Gas—0.1%
8,154		Pampa Energia S.A., ADR	620,112
		TOTAL COMMON STOCKS (IDENTIFIED COST $962,932)	628,009
		PURCHASED CALL OPTION—0.0%
2,100,000		Credit Agricole EUR CALL/USD PUT, Exercise Price $1.1465, Notional Amount $33,915,000, Expiration Date 8/6/2025 (IDENTIFIED COST $12,012)	5,101
		EXCHANGE-TRADED FUND—0.2%
35,193		iShares Emerging Markets Local Currency Bond ETF (IDENTIFIED COST $1,389,420)	1,402,793
		INVESTMENT COMPANY—1.8%
12,706,569		Federated Hermes Government Obligations Fund, Premier Shares, 4.24%[6] (IDENTIFIED COST $12,706,569)	12,706,569
		TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $669,861,046)	719,673,912
		OTHER ASSETS AND LIABILITIES - NET—0.8%[7]	6,169,196
		NET ASSETS—100%	$725,843,108
At July 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 10-Year Long Futures	63	$6,996,938	September 2025	$50,061
At July 31, 2025, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
8/4/2025	State Street Bank & Trust Co.	2,006,963	BRL	$354,687	$3,728
8/4/2025	State Street Bank & Trust Co.	4,752,155	BRL	$858,610	$(9,943)
8/4/2025	State Street Bank & Trust Co.	2,818,229	BRL	$504,932	$(1,636)
8/4/2025	Barclays Bank PLC	2,405,383	BRL	$429,372	$196
8/4/2025	Morgan Stanley	2,753,993	BRL	$491,600	$224
8/4/2025	Barclays Bank PLC	2,411,009	BRL	$430,376	$196
8/4/2025	JPMorgan Chase Bank, N.A.	2,006,963	BRL	$358,252	$163
8/7/2025	Morgan Stanley	500,000	AUD	261,895 CHF	$2,158
8/7/2025	Citibank, N.A.	521,047	AUD	250,000 GBP	$2,249
8/7/2025	Citibank, N.A.	263,851	CHF	500,000 AUD	$4,071
8/7/2025	State Street Bank & Trust Co.	1,100,000	EUR	$1,252,011	$3,556
8/7/2025	JPMorgan Chase Bank, N.A.	275,000	EUR	$312,481	$1,411
8/7/2025	Citibank, N.A.	250,000	GBP	513,372 AUD	$(2,180)
8/7/2025	State Street Bank & Trust Co.	47,500,000	JPY	$330,048	$(14,958)
8/7/2025	Credit Agricole	95,000,000	JPY	$648,069	$(17,889)
8/18/2025	BNP Paribas SA	170,000,000	TRY	$4,101,327	$34,443
8/20/2025	Standard Chartered Bank	17,000,000	EGP	$325,858	$20,568
8/25/2025	Morgan Stanley	995,717	CNY	$139,407	$(754)

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
8/25/2025	Barclays Bank PLC	990,714	CNY	$138,968	$(1,012)
8/25/2025	Goldman Sachs Bank	2,256,806,000	IDR	$137,761	$(686)
8/25/2025	Morgan Stanley	2,254,733,000	IDR	$137,739	$(789)
8/25/2025	State Street Bank & Trust Co.	11,885,891	INR	$137,486	$(1,937)
8/25/2025	HSBC Bank USA	11,957,064	INR	$138,114	$(1,753)
8/25/2025	State Street Bank & Trust Co.	191,026,950	KRW	$139,147	$(1,244)
8/25/2025	HSBC Bank USA	190,895,660	KRW	$138,485	$(676)
8/25/2025	Bank of New York	178,499	SGD	$138,967	$(1,269)
8/25/2025	Barclays Bank PLC	177,076	SGD	$138,508	$(1,908)
9/17/2025	UBS AG	659,519,757	CLP	$708,770	$(30,642)
9/17/2025	Morgan Stanley	336,232,718	CLP	$357,193	$(11,474)
9/17/2025	Barclays Bank PLC	405,526,874	CLP	$432,931	$(15,963)
9/17/2025	Barclays Bank PLC	341,325,636	CLP	$359,953	$(8,997)
9/17/2025	Goldman Sachs Bank	355,414,191	CLP	$367,706	$(2,264)
9/17/2025	HSBC Bank USA	2,566,288	PEN	$707,095	$6,314
9/18/2025	Goldman Sachs Bank	2,062,555,709	COP	$488,437	$2,096
10/17/2025	Bank Of America, N.A.	700,000,000	CLP	$722,096	$(2,355)
12/29/2025	Citibank, N.A.	17,000,000	EGP	$320,117	$5,352
Contracts Sold:
8/4/2025	JPMorgan Chase Bank, N.A.	2,006,963	BRL	$361,025	$2,610
8/4/2025	Barclays Bank PLC	2,405,383	BRL	$440,228	$10,661
8/4/2025	Morgan Stanley	2,753,993	BRL	$494,078	$2,254
8/4/2025	Barclays Bank PLC	2,411,009	BRL	$431,735	$1,163
8/7/2025	Citibank, N.A.	513,372	AUD	250,000 GBP	$2,423
8/7/2025	Citibank, N.A.	500,000	AUD	263,851 CHF	$(483)
8/7/2025	Morgan Stanley	261,895	CHF	500,000 AUD	$(3,337)
8/7/2025	Citibank, N.A.	250,000	GBP	521,047 AUD	$2,440
9/17/2025	Morgan Stanley	509,579,939	CLP	$539,312	$15,355
9/17/2025	Bank Of America, N.A.	891,699,410	CLP	$964,177	$47,319
9/17/2025	UBS AG	4,464,000	EUR	$5,199,877	$90,705
9/17/2025	Morgan Stanley	1,586,100	EUR	$1,855,576	$40,241
9/17/2025	Goldman Sachs Bank	2,566,288	PEN	$710,672	$(2,737)
9/17/2025	Standard Chartered Bank	7,857,695	PEN	$2,200,480	$16,100
9/18/2025	Goldman Sachs Bank	2,062,555,709	COP	$491,198	$665
10/17/2025	Morgan Stanley	2,500,000	PEN	$698,949	$4,531
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$186,306
At July 31, 2025, the Fund had the following outstanding written option contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Option:
Morgan Stanley	EUR CALL/USD PUT	(1,100,000)	$1,100,000	December 2025	$1.19	$(7,706)
(Premium Received $19,943)						$(7,706)
Net Unrealized Appreciation (Depreciation) on Futures, Foreign Exchange Contracts and the value of Written Options Contracts are included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 10/31/2024	$34,279,318
Purchases at Cost	$250,954,636
Proceeds from Sales	$(272,527,385)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 7/31/2025	$12,706,569
Shares Held as of 7/31/2025	12,706,569
Dividend Income	$586,719

1	Perpetual Bond Security. The maturity date reflects the next call date.
2	Zero coupon bond, reflects effective rate at time of purchase.
3	Issuer in default.
4	Non-income-producing security.
5
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$556,171,026	$—	$556,171,026
Corporate Bonds	—	148,427,636	332,778	148,760,414
Purchased Call Option	—	5,101	—	5,101
Exchange-Traded Fund	1,402,793	—	—	1,402,793
Equity Securities:
Common Stocks
International	620,112	—	7,897	628,009
Investment Company	12,706,569	—	—	12,706,569
TOTAL SECURITIES	$14,729,474	$704,603,763	$340,675	$719,673,912
Other Financial Instruments:
Assets
Futures Contracts	$50,061	$—	$—	$50,061
Foreign Exchange Contracts	—	323,192	—	323,192
Liabilities
Foreign Exchange Contracts	—	(136,886)	—	(136,886)
Written Options Contracts	—	(7,706)	—	(7,706)
TOTAL OTHER FINANCIAL INSTRUMENTS	$50,061	$178,600	$—	$228,661

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BRL	—Brazilian Real
CHF	—Swiss Franc
CJSC	—Closed Joint Stock Company
CLP	—Chilean Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—British Pound
GMTN	—Global Medium Term Note
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—Korean Won
LLP	—Limited Liability Partnership
NGN	—Nigeria Naira
PEN	—Peruvian Nuevo Sol
SGD	—Singapore Dollar
TRY	—Turkish Lira
USD	—United States Dollar
UYU	—Uruguayan Peso